UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

FIRST SECURITY MUNICIPAL BOND FUND

Semi-Annual Report

October 31, 2017

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Avenue, Suite 800

Little Rock, Arkansas 72201

(800) 813-1421

Investment Results (Unaudited)

Average Annual Total Returns(a) as of October 31, 2017

	Six Months	One Year	Since Inception (5/29/2015)
First Security Municipal Bond Fund
Institutional Shares	3.12%	2.12%	3.13%
A Shares with load	1.01%	0.08%	2.29%
A Shares without load	3.12%	2.12%	3.13%
Bloomberg Barclays Municipal Bond 1-15 Year Blend Index(b)	2.00%	1.94%	2.86%
	Expense Ratios(c)
		Institutional Shares	A Shares
Gross		2.44%	2.44%
With Applicable Waivers		1.01%	1.01%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on the First Security Municipal Bond Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 813-1421.

(a) Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Return figures for A Shares with load include the maximum 2.00% sales charge. Returns for periods less than 1 year are not annualized.

(b) The Bloomberg Barclays Municipal Bond 1-15 Year Blend Index (“Index”) is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the fund returns are shown net of fees. An individual cannot invest directly in an index.

(c) The expense ratios are from the Fund’s prospectus dated August 28, 2017. First Security Fund Advisers, Inc. (the “Adviser”), the Fund’s adviser, contractually has agreed, until August 31, 2018, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets. In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment. Additional information pertaining to the Fund’s expense ratios as of October 31, 2017, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 813-1421. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

October 31, 2017

The following chart gives a visual breakdown of the Fund’s holdings by state as a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

First Security Municipal Bond Fund

Schedule of Investments (Unaudited)

October 31, 2017

Principal		Fair Value
Municipal Bonds – 96.2%

	Alabama – 2.7%
$100,000	City of Cullman, GO, 5.00%, 7/1/21	$111,634
250,000	Tuscaloosa City Board of Education, Revenue, 5.00%, 8/1/27	302,537

		414,171

	Arizona – 1.8%
150,000	City of Glendale, Senior Excise Tax, Revenue, 4.00%, 7/1/29	164,241
100,000	Glendale Union School District No. 205, Series C, (BAM), GO, 5.00%, 7/1/27	114,373

		278,614

	Arkansas – 32.6%
250,000	Arkadelphia Public Education Facilities Board, Ouachita Baptist University, Revenue, 4.50%, 3/1/33	262,122
50,000	Arkansas Development Finance Authority, Episcopal Collegiate School, Revenue, 3.75%, 10/1/31	50,102
150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/29	162,713
150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/30	161,994
150,000	Arkansas State University, Jonesboro Campus, Revenue, 4.00%, 3/1/25	169,266
350,000	Arkansas State University, Jonesboro Campus, Student Fee, Series B, Revenue, 4.00%, 12/1/28	376,981
100,000	Batesville School District No. 1, GO, 3.00%, 2/1/19	102,033
330,000	City of Bryant, Sales & Use Tax, Series B, Revenue, 4.00%, 12/1/31	359,066
100,000	City of Fayetteville, GO, 4.00%, 1/1/32	109,130
75,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/24	89,034
265,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/27	313,339
250,000	City of Fort Smith Water & Sewer, Revenue, (BAM), 5.00%, 10/1/27	301,210
100,000	City of Little Rock, Capital Improvement, Revenue, 4.00%, 10/1/30 (a)	109,928
250,000	City of Rogers Water, Revenue, 4.00%, 11/1/27	274,247
200,000	City of Rogers Water, Revenue, 4.00%, 11/1/28	217,388
25,000	Lake Hamilton School District No. 5, GO, 3.00%, 4/1/29	25,212
350,000	Pulaski County Arkansas Children’s Hospital, Revenue, 5.00%, 3/1/29	417,158
100,000	Pulaski County Public Facilities Board, Baptist Health, Revenue, 5.00%, 12/1/39	111,273
100,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/25	120,197
190,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/28	228,958
150,000	State of Arkansas, Water, Waste Disposal & Pollution Abatement Facilities, GO, 4.00%, 7/1/27	172,851
150,000	University of Arkansas, Fort Smith Campus, Student Fee, Revenue, 5.00%, 12/1/22	175,748
50,000	University of Arkansas, Little Rock Campus, Student Fee, Revenue, 5.00%, 10/1/28	61,656
40,000	University of Arkansas, Little Rock Campus, Student Fee, Revenue, 5.00%, 10/1/31	48,536
25,000	University of Arkansas, Medical Sciences, Series A, Revenue, 5.00%, 12/1/26	27,696
100,000	University of Arkansas, Revenue, 5.00%, 12/1/26	124,140
150,000	University of Arkansas, Revenue, 5.00%, 10/1/29	179,172
150,000	University of Arkansas, Revenue, 5.00%, 10/1/30	178,606

		4,929,756

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Schedule of Investments (Unaudited) (continued)

October 31, 2017

Principal		Fair Value
	Florida – 1.8%
$100,000	City of Winter Park Electric, Revenue, 5.00%, 10/1/25	$122,101
150,000	Orange County Water Utility System, Revenue, 3.00%, 10/1/32	150,744

		272,845

	Kansas – 4.6%
100,000	Ford County Unified School District No. 443, Series A, (BAM), GO, 5.00%, 3/1/24	118,079
100,000	Johnson & Miami Counties Unified School District No. 230, Series B, GO, 5.00%, 9/1/27	121,107
100,000	Johnson County Unified School District No. 233, Series A, GO, 4.00%, 9/1/31	108,446
100,000	Johnson County Unified School District No. 233, Series C, GO, 4.00%, 9/1/29	110,813
100,000	Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/28	109,466
100,000	Wyandotte County-Kansas City Unified Government Utility System, Series B, Revenue, 5.00%, 9/1/27	120,311

		688,222

	Kentucky — 3.4%
150,000	Kenton County School District Finance Corp., Revenue, (SEEK), 4.00%, 2/1/28	165,611
110,000	Kentucky State Property & Building Commission, Prerefunded, Revenue, 5.50%, 11/1/28	114,776
200,000	Madison County School District Finance Corp., Revenue, (SEEK), 4.00%, 12/1/25	226,040

		506,427

	Louisiana — 5.7%
100,000	City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/26	120,828
300,000	City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/31	347,793
150,000	City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/29	174,842
200,000	Monroe Special School District, GO, 4.00%, 3/1/28	218,070

		861,533

	Michigan — 2.3%
300,000	Saline Area Schools, GO, (Q-SBLF), 5.00%, 5/1/31	348,126

	Mississippi — 4.8%
250,000	City of Tupelo, GO, 4.00%, 7/1/20	266,800
200,000	Mississippi Development Bank, Revenue, 4.00%, 3/1/27	226,246
50,000	Rankin County School District, GO, 5.00%, 10/1/20	55,258
150,000	University of Mississippi Educational Building Corp., Series A, Revenue, 5.00%, 10/1/25	182,172

		730,476

	Missouri — 3.3%
200,000	Lincoln County Public Water Supply District No. 1, COP, 4.00%, 7/1/31	207,578
250,000	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie Street Project, Series A, Revenue, 5.00%, 12/1/30	290,662

		498,240

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Schedule of Investments (Unaudited) (continued)

October 31, 2017

Principal		Fair Value
	Oklahoma — 2.4%
$300,000	Oklahoma Municipal Power Authority, Series A, Revenue, 5.00%, 1/1/29	$356,529

	Pennsylvania — 3.5%
300,000	City of Lancaster, (AGM), GO, 5.00%, 11/1/28	355,329
150,000	Pennsylvania Turnpike Commission, Series A-1, Revenue, 5.00%, 12/1/29	177,145

		532,474

	South Carolina — 1.9%
250,000	County of Richland, GO, 4.00%, 3/1/29	279,432

	Texas — 22.5%
300,000	City of Athens, (AGM), GO, 4.00%, 8/1/32	322,680
50,000	City of Baytown, GO, 5.00%, 2/1/26	59,404
100,000	City of Corinth, GO, 5.00%, 2/15/27	121,269
250,000	City of Denton, GO, 5.00%, 2/15/26	306,785
150,000	City of Georgetown, GO, 5.00%, 8/15/25	183,138
100,000	City of McAllen Waterworks & Sewer, Revenue, 4.00%, 2/1/28	110,428
110,000	City of Mesquite Waterworks & Sewer System, Revenue, 5.00%, 3/1/25	132,727
65,000	City of Pflugerville, GO, 5.00%, 8/1/24	74,838
100,000	City of San Marcos, GO, 5.00%, 8/15/28	118,528
230,000	City of Waxahachie, Series A, GO, 4.00%, 8/1/31	252,209
285,000	Crowley Independent School District, Series B, (PSF – GTD), GO, 4.00%, 8/1/28	320,269
200,000	Edinburg Consolidated Independent School District, (PSF – GTD), GO, 5.00%, 2/15/28	241,360
50,000	Garland Independent School District, (PSF – GTD), GO, 5.00%, 2/15/29	54,259
100,000	La Porte Independent School District, GO, 5.00%, 2/15/27	114,385
200,000	McKinney Independent School District, (PSF – GTD), GO, 4.00%, 2/15/29	224,230
150,000	Midland Independent School District, (PSF – GTD), GO, 5.00%, 2/15/29	179,242
240,000	Mount Pleasant Independent School District, Maintenance Tax, (AGM), GO, 5.00%, 8/15/25	284,131
100,000	San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/32	106,070
100,000	Tarrant Regional Water District, Revenue, 4.00%, 3/1/32	109,014
70,000	Weatherford Independent School District, (PSF – GTD), GO, 5.00%, 2/15/23	82,171

		3,397,137

	Washington – 0.7%
100,000	Port Everett, Revenue, 4.00%, 12/1/31	108,936

	West Virginia – 2.2%
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/29	109,252
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/30	108,610
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/31	107,973

		325,835

	Total Municipal Bonds (Cost $14,651,011)	14,528,753

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Schedule of Investments (Unaudited) (continued)

October 31, 2017

Shares		Fair Value
Money Market Securities – 3.5%
535,172	Federated Treasury Obligations Fund, Institutional Class, 0.90% (b)	$535,172

	Total Money Market Securities (Cost $535,172)	535,172

	Total Investments (Cost $15,186,183) – 99.7%	15,063,925

	Other Assets in Excess of Liabilities – 0.3%	42,657

	Net Assets – 100.0%	$15,106,582

(a)	Security purchased on a when-issued basis.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2017.

AGM – Assured Guaranty Municipal Corp.

BAM – Build America Mutual Assurance Co.

COP – Certificate of Participation

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Bond Loan Fund

SEEK – Support Education Excellence in Kentucky Funding Program

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets
Investments in securities at fair value (cost $15,186,183)	$15,063,925
Interest and dividends receivable	163,274
Receivable from Adviser	19,096
Prepaid expenses	4,916
Total Assets	15,251,211
Liabilities
Payable for investments purchased	110,290
Payable for distributions to shareholders	6,616
Payable to Administrator	10,474
Other accrued expenses	17,249
Total Liabilities	144,629
Net Assets	$15,106,582
Net Assets consist of:
Paid-in capital	$15,243,833
Accumulated undistributed net investment income	5,566
Accumulated net realized loss from investment transactions	(20,559)
Net unrealized depreciation on investments	(122,258)
Net Assets	$15,106,582
Net Assets: Institutional Shares	$2,113,214
Shares outstanding	206,366
Net asset value (“NAV”), offering and redemption price per share	$10.24
Net Assets: A Shares	$12,993,368
Shares outstanding	1,269,454
Net asset value (“NAV”) and redemption price per share	$10.24
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share	$10.45
Maximum sales charge	2.00%

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment Income
Dividend income	$1,022
Interest income	211,279
Total investment income	212,301
Expenses
Investment Adviser	37,645
Administration	27,019
Fund accounting	17,676
Transfer agent	15,147
Audit	11,863
Pricing	7,736
Printing	6,586
Legal	6,323
Custodian	3,030
Trustee	2,744
Registration	2,401
Miscellaneous	8,332
Total expenses	146,502
Fees contractually waived and expenses reimbursed by Adviser	(70,428)
Fees voluntarily waived and reimbursed by Adviser	(75,290)
Net operating expenses	784
Net investment income	211,517
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(13,895)
Net change in unrealized appreciation of investment securities	274,199
Net realized and change in unrealized gain on investments	260,304
Net increase in net assets resulting from operations	$471,821

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(Unaudited)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$211,517	$330,618
Net realized loss on investment securities transactions	(13,895)	(6,664)
Net change in unrealized appreciation (depreciation) of investment securities	274,199	(481,134)
Net increase (decrease) in net assets resulting from operations	471,821	(157,180)
Distributions
From net investment income:
Institutional Shares	(29,461)	(42,292)
A Shares	(182,527)	(283,628)
From net realized gains:
Institutional Shares	—	(269)
A Shares	—	(2,296)
Total distributions	(211,988)	(328,485)
Capital Transactions – Institutional Shares
Proceeds from shares sold	—	490,250
Reinvestment of distributions	29,461	42,561
Amount paid for shares redeemed	(22,627)	(18,382)
Total Capital Transactions – Institutional Shares	6,834	514,429
Capital Transactions – A Shares
Proceeds from shares sold	809,860	9,821,048
Reinvestment of distributions	140,896	216,809
Amount paid for shares redeemed	(1,589,932)	(712,188)
Total Capital Transactions – A Shares	(639,176)	9,325,669
Net increase (decrease) in net assets resulting from capital transactions	(632,342)	9,840,098
Total Increase (Decrease) in Net Assets	(372,509)	9,354,433
Net Assets
Beginning of period	15,479,091	6,124,658
End of period	$15,106,582	$15,479,091
Accumulated undistributed net investment income included in net assets at end of period	$5,566	$6,037
Share Transactions – Institutional Shares
Shares sold	—	49,024
Shares issued in reinvestment of distributions	2,879	4,196
Shares redeemed	(2,200)	(1,746)
Total Shares Transactions — Institutional Shares	679	51,474
Share Transactions – A Shares
Shares sold	79,007	944,839
Shares issued in reinvestment of distributions	13,781	21,447
Shares redeemed	(155,237)	(71,065)
Total Shares Transactions – A Shares	(62,449)	895,221

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the Six Months Ended October 31, 2017		For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
	(Unaudited)
Net asset value, at beginning of period	$10.07		$10.37	$10.00

Income from investment operations:

Net investment income	0.14		0.25	0.14

Net realized and unrealized gain (loss) on investments	0.17		(0.31)	0.36

Total from investment operations	0.31		(0.06)	0.50

Distributions from:

Net investment income	(0.14)		(0.24)	(0.13)

Net realized gains	—		— (b)	—

Total from distributions	(0.14)		(0.24)	(0.13)

Net asset value, at end of period	$10.24		$10.07	$10.37

Total Return (c)	3.12	%(d)	(0.52)%	5.04	%(d)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$2,113		$2,072	$1,599

Before waiver:

Ratio of expenses to average net assets	1.91	%(e)	2.42%	9.13	%(e)

After waiver:

Ratio of expenses to average net assets	0.01	%(e)	0.01%	0.01	%(e)

Ratio of net investment income to average net assets	2.75	%(e)	2.56%	1.86	%(e)

Portfolio turnover (f)	2	%(d)	5%	26	%(d)

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - A Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the Six Months Ended October 31, 2017		For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
	(Unaudited)
Net asset value, at beginning of period	$10.07		$10.36	$10.00

Income from investment operations:

Net investment income	0.14		0.24	0.13

Net realized and unrealized gain (loss) on investments	0.17		(0.29)	0.36

Total from investment operations	0.31		(0.05)	0.49

Distributions from:

Net investment income	(0.14)		(0.24)	(0.13)

Net realized gain	—		— (b)	—

Total from distributions	(0.14)		(0.24)	(0.13)

Net asset value, at end of period	$10.24		$10.07	$10.36

Total Return (c)	3.12	%(d)	(0.43)%	4.94	%(d)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$12,993		$13,408	$4,526

Before waiver:

Ratio of expenses to average net assets	1.91	%(e)	2.42%	9.13	%(e)

After waiver:

Ratio of expenses to average net assets	0.01	%(e)	0.01%	0.01	%(e)

Ratio of net investment income to average net assets	2.75	%(e)	2.56%	1.86	%(e)

Portfolio turnover (f)	2	%(d)	5%	26	%(d)

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions and excludes any sales charges.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Notes to Financial Statements

October 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The First Security Municipal Bond Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on April 29, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is First Security Fund Advisers, Inc. (the “Adviser”). The investment objective of the Fund is to seek income and capital appreciation.

The Fund currently offers two classes of shares, Institutional Shares and A Shares. The Fund commenced operations on May 29, 2015. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A Shares currently have a maximum sales charge on purchases of 2.00% as a percentage of the original purchase price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last two tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or

First Security Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2017 (Unaudited)

expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses (other than class specific expenses) are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the remaining life of the respective investment using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

When-Issued Securities and Forward Commitments – The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 120 days of the commitment to purchase. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no income accrues to the purchaser from the transaction. At

First Security Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2017 (Unaudited)

the time the Fund makes the commitment to purchase securities on a when-issued basis, forward commitment or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions. Forward commitment transactions may also be conducted on a “to be announced” basis (“TBA Transaction”). In a TBA Transaction, the approximate purchase price is typically disclosed at the time of commitment, not the identity of the underlying security.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing

First Security Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2017 (Unaudited)

takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Trust’s Valuation Committee, after consultation with the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Trust’s Valuation Committee, in consultation with the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the opinion of the Valuation Committee, after consultation with the Adviser, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$14,528,753	$–	$14,528,753
Money Market Securities	535,172	–	–	535,172
Total	$535,172	$14,528,753	$–	$15,063,925

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

First Security Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2017 (Unaudited)

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of October 31, 2017 based on input levels assigned at April 30, 2017.

Sector/Region Risks – The Fund invests primarily in municipal debt obligations issued by various states and their political sub-divisions, agencies and public authorities to obtain funds for various public purposes. As a result, the ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic and political developments in a specific state or region.

If the Fund invests more than 25% of its net assets in securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the sector or region may have a greater effect on the Fund.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. For the six months ended October 31, 2017, the Adviser earned fees of $37,645 from the Fund. At October 31, 2017, the Adviser owed $19,096 of fee waivers and expense reimbursements to the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 31, 2018 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed for the period of 36 months following the month during which such fee waiver or expense reimbursement was made, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement was made. This expense cap agreement may be terminated by the Board at any time. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is $453,951, which is recoverable through October 31, 2020.

In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment.

First Security Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2017 (Unaudited)

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended October 31, 2017, the Administrator earned fees of $27,019 for administration and compliance services, $17,676 for fund accounting services and $15,147 for transfer agent services. At October 31, 2017, the Fund owed the Administrator $10,474 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 75, death, resignation or is removed. “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust each receives annual compensation of $15,000 from the Trust. Each Committee Chairperson receives an additional annual compensation of $1,000 from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting and up to $1,000 for attending special telephonic meetings, depending on the length of the telephonic meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The officers and one trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Fund has adopted but has yet to implement a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s A Shares in connection with the promotion and distribution of Fund’s A shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the A Shares of the Fund may be less than fees paid out by the class under the Plan. No 12b-1 fee is currently paid by the Fund and the Fund’s Board has not approved any payments under the plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2017, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$328,738
Sales	$1,298,479

There were no purchases or sales of long-term U.S. government obligations during the six months ended October 31, 2017.

First Security Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2017 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

As of October 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$97,068
Gross Unrealized Depreciation	(219,326)
Net Unrealized Depreciation	$(122,258)

At October 31, 2017, the aggregate cost of securities for federal income tax purposes was $15,186,183 for the Fund.

At October 31, 2017, the book basis and tax basis net unrealized depreciation was the same.

The tax character of distributions for the fiscal year ended April 30, 2017, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary Income	$5,823
Net Long-Term Capital Gains	–
Total Taxable Disbributions	$5,823
Tax-Exempt Distributions	322,662
Total Distributions	$328,485

At April 30, 2017, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Tax-Exempt Income	$6,037
Accumulated Capital and Other Losses	(6,664)
Unrealized Appreciation (Depreciation)	(396,457)
Total Accumulated Earnings (Deficit)	$(397,084)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At October 31, 2017, Crews & Associates, Inc. (“Crews”) owned, as record shareholder, 72% of the outstanding shares of the Fund. It is not known whether Crews or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide

First Security Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2017 (Unaudited)

general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from October 31, 2017, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through October 31, 2017.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value, May 1, 2017	Ending Account Value, October 31, 2017	Expenses Paid During Period(a)	Annualized Expense Ratio
First Security Municipal Bond Fund
Institutional Shares	Actual	$1,000.00	$1,031.20	$0.05	0.01%

	Hypothetical(b)	$1,000.00	$1,025.16	$0.05	0.01%

A Shares	Actual	$1,000.00	$1,031.20	$0.05	0.01%

	Hypothetical(b)	$1,000.00	$1,025.16	$0.05	0.01%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Assumes a 5% return before expenses.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

FIRST SECURITY FUND ADVISERS, INC. (Unaudited)

At a special meeting of the Board of Trustees of Capitol Series Trust (“Trust”) on March 13, 2017, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period of the Investment Advisory Agreement between the Trust and First Security Fund Advisers, Inc. (“First Security”) (the “Investment Advisory Agreement”) with respect to the First Security Municipal Bond Fund (the “First Security Fund”), a series of the Trust.

Prior to the meeting, the Board received and considered information from First Security and the Trust’s administrator designed to provide the Board with the information necessary to evaluate the terms of the proposed renewal of the Investment Advisory Agreement between the Trust and First Security, including, but not limited to: First Security’s response to counsel’s due diligence letter requesting information relevant to renewal of the Investment Advisory Agreement; the operating expense limitation agreement currently in effect between First Security and the First Security Fund (the “Expense Limitation Agreement”); and Morningstar expense and performance data for comparative purposes (the “Support Materials”). The Board reviewed the Support Materials at various times with First Security, Trust management, and counsel to the Independent Trustees. This information, together with the information provided to and reviewed by the Board throughout the course of the prior two years, formed the primary, but not exclusive, basis for the Board’s determinations. Before voting to approve the renewal of the Investment Advisory Agreement, the Board reviewed the terms and the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Board received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the renewal of the Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983). Representatives from First Security also met with the Board at a quarterly meeting of the Board held on March 9, 2017, and provided additional information to the Board regarding its services to the First Security Fund, including but not limited to, information regarding its investment philosophy, the firm’s compliance culture, the ownership structure of First Security, staffing and compensation, trading practices, liability insurance, financial statements of First Security and affiliated entities, Fund expenses subsidized by First Security, resources available to service the First Security Fund, First Security’s expenses and profitability with respect to the First Security Fund, First Security’s future plans with regard to the First Security Fund, and other benefits that First Security derived from its relationship with the First Security Fund, among other topics.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports on the First Security Fund over an extended time period, the Board discussed the facts and factors relevant to the continuation of the Investment Advisory Agreement, which incorporated and reflected their knowledge of First Security’s services to the Fund. Taking such information into account, the Board considered whether the overall arrangements between the Trust and First Security as set forth in the

Investment Advisory Agreement, including the investment advisory fees that the First Security Fund pays to First Security, continue to be fair and reasonable in light of the services First Security performs, as well as such other matters as the Board considered relevant in the exercise of their reasonable business judgment.

In determining whether to approve the renewal of the Investment Advisory Agreement with respect to the First Security Fund, the Board considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by First Security with respect to the First Security Fund; (2) the cost of the services to be provided and the profits and losses realized by First Security from services rendered to the Trust with respect to the First Security Fund; (3) comparative fee and expense data for the First Security Fund and other investment companies or institutional accounts with similar investment objectives; (4) the extent to which economies of scale would be realized as the First Security Fund grows, and whether the advisory fees for the Fund reflect such economies of scale for the First Security Fund’s benefit; and (5) other financial benefits to First Security resulting from services rendered to the First Security Fund. The material factors and conclusions that formed the basis of the Board’s determination to approve the continuation of the Investment Advisory Agreement are summarized below. In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Board considered the scope of services that First Security provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the First Security Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the First Security Fund’s portfolio securities; (4) maintaining the required books and records for transactions that First Security effects on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the First Security Fund. The Board also noted that First Security and/or its affiliates perform certain activities related to marketing and sales, compliance, reporting and other operational services for the First Security Fund. The Board considered First Security’s capitalization and its assets under management, noting that the growth in assets in the First Security Fund had been slower than First Security had anticipated The Board also considered the commitment, capitalization and profitability of affiliated entities, including Crews & Associates, Inc., (“Crews”) an affiliated broker-dealer, and First Security Bancorp (parent company of First Security and Crews). The Board further took into account the investment philosophy and experience of the portfolio manager. The Board also considered the First Security Fund’s performance compared to its benchmark, noting that the First Security Fund had underperformed its benchmark for certain periods since the Fund’s inception, had had achieved a positive return at times over the course of its limited operations, and had exceeded its benchmark during certain quarters. The Board also considered the First Security Fund’s performance compared to its relevant Morningstar peer group category, noting that the First Security Fund is outperforming the median and underperforming the average of its peer group for the one-year period ended January 31, 2017. The Trustees further noted that it is difficult to make meaningful comparisons with short-term results. The Board concluded that they are satisfied with the nature, extent and quality of services that First Security provides to the First Security Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Board considered the annual management fee that the First Security Fund pays to First Security under the Investment Advisory Agreement, as well as First Security’s profitability from the services that it renders to the Fund. In that regard, the Board noted that First Security subsidizes the costs of all distribution services rendered to the First Security Fund. The Board considered that First Security has contractually agreed to reduce its management fees and, if necessary, reimburse the First Security Fund for operating expenses, as specified in the Fund’s prospectus. The Board further considered that, in addition to the contractual expense limitation agreement, First Security is voluntarily reducing its management fees and, if necessary, reimbursing the First Security Fund for operating expenses so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The Board noted that First Security has not yet been profitable with respect to its advisory services to the First Security Fund.

Comparative Fee and Expense Data. The Board also considered the annual management fee that the First Security Fund pays to First Security under the Investment Advisory Agreement. They noted that the First Security Fund’s gross management fee of 49 basis points is slightly above the average and median management fee reported for its relevant Morningstar peer group. The Board also noted that the peer group comparisons included in the Support Materials were based upon the Class A shares of funds in the First Security Fund’s peer group with similar net asset levels of less than $250 million. The Board also considered that First Security has contractually agreed to reduce its management fees and, if necessary, reimburse the First Security Fund for operating expenses, as specified in the Fund’s prospectus. The Board also noted that the First Security Fund’s total expense ratio (after waivers and expense reimbursements) is below the average and median total expense ratios (after contractual waivers and expense reimbursements) reported for the same Morningstar peer group. Finally, the Board noted that in addition to its contractual waivers and reimbursements to the First Security Fund, First Security has voluntarily reimbursed other expenses of the Fund so that the Fund has a very low net expense ratio. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Board concluded that the First Security Fund’s advisory fee continues to be reasonable.

Economies of Scale. The Board considered whether the First Security Fund may benefit from any economies of scale, but did not find that any material economies exist at this time. The Board noted that the advisory fees charged by First Security do not contain any fee breakpoints, but also concluded that due to the First Security Fund’s asset size, it is not necessary to consider the implementation of fee breakpoints at this time. The Board finally noted that the First Security Fund likely will not benefit from any economies of scale until Fund assets increase.

Other Benefits. The Board considered the extent to which First Security utilizes soft dollar arrangements with respect to portfolio transactions, and noted that First Security does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor in connection with the execution of client transactions. They also considered that Crews is an affiliated broker of First Security and is utilized to execute the portfolio transactions of the First Security Fund. The Board also considered that Crews does not receive any brokerage commissions when executing the portfolio transactions of the First Security Fund. After considering all factors that they deemed to be relevant, the Board concluded that First Security will not receive material additional financial benefits from services rendered to the First Security Fund.

Based upon First Security’s presentation to the Board and the Support Materials considered in connection with the renewal of the Investment Advisory Agreement, as well as the information provided throughout the course of the year, the Board concluded that the overall arrangements between the Trust and First Security with respect to the First Security Fund,, as set forth in the Investment Advisory Agreement between the Trust and First Security, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Board considered relevant in the exercise of their reasonable judgment.

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾    Social Security number

◾   account balances and account transactions

◾   account transactions, transaction or loss history and purchase history

◾    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 813-1421

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

◾    open an account or deposit money

◾   buy securities from us or sell securities to us

◾   make deposits or withdrawals from your account provide account information

◾    give us your account information

◾   make a wire transfer

◾   tell us who receives the money

◾    tell us where to send the money

◾   show your government-issued ID

◾   show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾   sharing for affiliates’ everyday business purposes — information about your creditworthiness

◾    affiliates from using your information to market to you

◾   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◾    Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

◾   Capitol Series Trust doesn’t jointly market financial products or services to you.

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 813-1421 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Robert G. Dorsey, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany R. Franklin, Secretary

Brandon R. Kipp, Chief Compliance Officer

Stacey Havens, Vice President

INVESTMENT ADVISER

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Avenue, Suite 800

Little Rock, AR 72201

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Semi-Annual Report

October 31, 2017

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, Indiana 46077

(844) 838-2121

Investment Results (Unaudited)

Total Returns(a) as of October 31, 2017

	Six Months	Since Inception (8/2/16)
Canterbury Portfolio Thermostat Fund, Institutional Shares	6.09%	9.76%
MSCI World Index (b)	9.80%	18.10%
Russell 3000® Index (c)	8.92%	17.97%
	Expense Ratios(d) Institutional Shares
Gross	3.43%
With Applicable Waivers	1.75%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Canterbury Portfolio Thermostat Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2121.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period and exclude the redemption fee. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b) The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The Russell 3000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d) The expense ratios are from the Fund’s prospectus dated August 28, 2017. Canterbury Investment Management, LLC (the “Adviser”), the Fund’s adviser, contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.30% of the Fund’s average daily net assets through January 1, 2019. Additional information pertaining to the Fund’s expense ratios as of October 31, 2017, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

Portfolio Illustration (Unaudited)

October 31, 2017

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of the net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Canterbury Portfolio Thermostat Fund

Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Fair Value

EXCHANGE-TRADED FUNDS – 94.67%
20,520	First Trust NASDAQ-100 Technology Sector Index Fund	$1,494,882
124,880	First Trust Preferred Securities and Income Fund	2,513,834
47,365	Guggenheim MSCI Global Timber ETF	1,480,630
17,545	Health Care Select Sector SPDR Fund	1,423,075
34,255	iShares International Treasury Bond ETF	1,669,931
21,215	iShares MSCI EAFE ETF	1,477,201
31,985	iShares MSCI Emerging Markets ETF	1,480,266
11,465	iShares Russell 1000 Growth ETF	1,489,991
8,035	iShares U.S. Aerospace & Defense ETF	1,450,076
25,035	Materials Select Sector SPDR Trust	1,477,065
47,625	O’Shares FTSE US Quality Dividend ETF	1,448,276
12,050	SPDR Gold Trust*	1,454,074
24,140	Technology Select Sector SPDR Fund	1,519,613

	Total Exchange-Traded Funds (Cost $18,846,940)	20,378,914

MONEY MARKET SECURITIES – 5.23%
1,126,414	Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.92%(a)	1,126,414

	Total Money Market Securities (Cost $1,126,414)	1,126,414

	Total Investments – 99.90% (Cost $19,973,354)	21,505,328

	Other Assets in Excess of Liabilities – 0.10%	21,377

	NET ASSETS – 100.00%	$21,526,705

*	Non-income producing security.
(a)	Rate disclosed is the seven day effective yield as of October 31, 2017.
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

3

Canterbury Portfolio Thermostat Fund

Statement of Assets and Liabilities

October 31, 2017 (Unaudited)

Assets
Investments in securities at fair value (cost $19,973,354)	$21,505,328
Receivable for fund shares sold	40,190
Dividends receivable	801
Prepaid expenses	21,894
Total Assets	21,568,213
Liabilities
Payable for fund shares redeemed	13,325
Payable to Adviser	5,499
Payable to Administrator	7,474
Other accrued expenses	15,210
Total Liabilities	41,508
Net Assets	$21,526,705
Net Assets consist of:
Paid-in capital	$19,901,786
Accumulated net investment loss	(11,486)
Accumulated undistributed net realized gain from investments	104,431
Net unrealized appreciation on investments	1,531,974
Net Assets	$21,526,705
Shares outstanding (unlimited number of shares authorized, no par value)	1,929,969
Net asset value, offering and redemption price per share(a)	$11.15

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

4

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Statement of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

Investment Income
Dividend income	$151,196
Total investment income	151,196
Expenses
Investment Adviser	79,597
Registration	18,109
Administrator	14,619
Audit	11,393
Fund accounting	11,217
Transfer agent	9,862
Offering	7,101
Printing	6,976
Legal	6,316
Custodian	2,999
Trustee	2,646
Pricing	386
Miscellaneous	7,982
Total expenses	179,203
Fees contractually waived by Adviser	(64,194)
Net operating expenses	115,009
Net investment income	36,187
Net Realized and Change in Unrealized Gain on Investments
Net realized gain on investment securities transactions	249,014
Net change in unrealized appreciation of investment securities	770,092
Net realized and change in unrealized gain on investments	1,019,106
Net increase in net assets resulting from operations	$1,055,293

5

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Period Ended April 30, 2017(a)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$36,187	$42,227
Long-term capital gain dividends from investment companies	—	2,663
Net realized gain (loss) on investment securities transactions	249,014	(144,955)
Net change in unrealized appreciation of investment securities	770,092	761,882
Net increase in net assets resulting from operations	1,055,293	661,817
Distributions
From net investment income	(48,987)	(43,204)
Total distributions	(48,987)	(43,204)
Capital Transactions — Institutional Shares
Proceeds from shares sold	7,769,568	15,550,642
Reinvestment of distributions	48,987	43,204
Amount paid for shares redeemed	(2,090,998)	(1,428,319)
Proceeds from redemption Fees(b)	8,702	—
Total Capital Transactions — Institutional Shares	5,736,259	14,165,527
Total Increase in Net Assets	6,742,565	14,784,140
Net Assets
Beginning of period	14,784,140	—
End of period	$21,526,705	$14,784,140
Accumulated undistributed net investment income (loss) included in net assets at end of period	$(11,486)	$1,314
Share Transactions — Institutional Shares
Shares sold	716,271	1,537,028
Shares issued in reinvestment of distributions	4,590	4,265
Shares redeemed	(193,678)	(138,507)
Total Share Transactions — Institutional Shares	527,183	1,402,786

(a)	For the period August 2, 2016 (commencement of operations) through April 30, 2017.
(b)	A 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

6

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund-Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)		For the Period Ended April 30, 2017(a)
Net asset value, at beginning of period	$10.54		$10.00

Income from investment operations:

Net investment income	0.02		0.04

Net realized and unrealized gain on investments	0.61		0.54

Total from investment operations	0.63		0.58

Distributions from:

Net investment income	(0.03)		(0.04)

Total from distributions	(0.03)		(0.04)

Paid in capital for redemption fees	0.01		–

Net asset value, at end of period	$11.15		$10.54

Total Return(b)	6.09	%(c)	5.86	%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$21,527		$14,784

Before waiver:

Ratio of expenses to average net assets	2.03	%(d)	2.98	%(d)

After waiver:

Ratio of expenses to average net assets	1.30	%(d)	1.30	%(d)

Ratio of net investment income to average net assets	0.41	%(d)	0.63	%(d)

Portfolio turnover	68	%(c)	92	%(c)

(a)	For the period August 2, 2016 (commencement of operations) through April 30, 2017.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.
(c)	Not annualized.
(d)	Annualized.

7

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements

October 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The Canterbury Portfolio Thermostat Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on December 17, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Canterbury Investment Management, LLC (the “Adviser”). The investment objective of the Fund is to seek long-term risk-adjusted growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The Fund’s Institutional Shares commenced operations on August 2, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Both share classes impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all

8

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

major tax jurisdictions, including federal (i.e., the 2016 tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders at least once per year. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

9

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transaction for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, after consultation with the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Trust’s Valuation Committee, in consultation with the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an

10

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the opinion of the Valuation Committee, after consultation with the Adviser, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,378,914	$–	$–	$20,378,914
Money Market Securities	1,126,414	–	–	1,126,414
Total	$21,505,328	$–	$–	$21,505,328

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of October 31, 2017 based on input levels assigned at April 30, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended October 31, 2017, the Adviser earned fees of $79,597 from the Fund. At October 31, 2017, the Fund owed the Adviser $5,499.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees

11

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

and expenses) do not exceed 1.30% of the Fund’s Institutional Shares average daily net assets through January 1, 2019 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed for a period of 36 months following the month during which such fee waiver or expense reimbursement was made, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement was made. This expense cap agreement may be terminated by the Board at any time.

The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is $176,416, which is recoverable through October 31, 2020.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended October 31, 2017, the Administrator earned fees of $14,619 for administration services, $11,217 for fund accounting services, and $9,862 for transfer agent services. At October 31, 2017, the Fund owed the Administrator $7,474 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 75, death, resignation or removal. “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receive annual compensation of $15,000 from the Trust. Each Committee Chairperson receives an additional annual compensation of $1,000 from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting and up to $1,000 for attending special telephonic meetings, depending on the length of the telephonic meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The officers and one Trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	$16,550,422
Sales	$11,311,163

There were no purchases or sales of long-term U.S. government obligations during the six months ended October 31, 2017.

12

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

As of October 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,635,612
Gross Unrealized Depreciation	(103,638)
Net Unrealized Appreciation	$1,531,974

At October 31, 2017, the aggregate cost of securities for federal income tax purposes was $19,973,354 for the Fund.

The tax character of distributions for the period August 2, 2016 (commencement of operations) through April 30, 2017, the Fund’s most recent fiscal period, was as follows:

Distributions paid from:
Ordinary Income	$43,204
Net Long-Term Capital Gains	–
Total Distributions	$43,204

At April 30, 2017, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Ordinary Income	$1,314
Accumulated Capital and Other Losses	(144,583)
Unrealized Appreciation (Depreciation)	761,882
Total Accumulated Earnings (Deficit)	$618,613

As of April 30, 2017, the Fund has available for federal tax purposes unused capital loss carryforwards of $144,583 of short-term capital losses, with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. At October 31, 2017, TD Ameritrade, Inc. (“TD Ameritrade”) owned, as record shareholder, 100% of the outstanding shares of the Fund. It is not known whether TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide

13

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2017 (Unaudited)

general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from October 31, 2017 through the date these financial statements were issued that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

14

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 through October 31, 2017).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value May 1, 2017	Ending Account Value, October 31, 2017	Expenses Paid During Period		Annualized Expense Ratio
Canterbury Portfolio Thermostat Fund
Institutional Shares	Actual	$1,000.00	$1,060.90	$6.75	(a)	1.30%

	Hypothetical(b)	$1,000.00	$1,018.65	$6.61		1.30%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical Assumes a 5% return before expenses.

15

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾    Social Security number

◾   account balances and account transactions

◾   account transactions, transaction or loss history and purchase history

◾    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call 1-844-838-2121

16

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

◾    open an account or deposit money

◾   buy securities from us or sell securities to us

◾   make deposits or withdrawals from your account provide account information

◾    give us your account information

◾   make a wire transfer

◾   tell us who receives the money

◾    tell us where to send the money

◾   show your government-issued ID

◾   show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾   sharing for affiliates’ everyday business purposes — information about your creditworthiness

◾    affiliates from using your information to market to you

◾   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◾    Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

◾   Capitol Series Trust doesn’t jointly market financial products or services to you.

17

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (844) 838-2121 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Robert G. Dorsey, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany Franklin, Secretary

Brandon R. Kipp, Chief Compliance Officer

Stacey Havens, Vice President

INVESTMENT ADVISER

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, IN 46077

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title) /s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date 12/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date 12/27/2017

By (Signature and Title) /s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date 12/27/2017